State Street Bank and Trust Company

Fund Administration Legal Division

100 Huntington Avenue, 3rd floor

Boston, MA 02116

May 5, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:    Office of Filings, Information & Consumer Service

Re:	State Street Institutional Investment Trust (the “Trust”)

File Nos.: 811-09819 and 333-30810

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectuses for the Portfolios, the Investment Class Shares of the Neuberger Berman Money Fund, the Premier Class Shares of the Neuberger Berman Money Fund, the Van Eck Money Fund, the Highland Liquid Reserves Fund and the Statements of Additional Information for the Portfolios and the Non-Money Market Funds, each dated April 30, 2015, do not differ from that contained in the Amendment. The Amendment was filed electronically via EDGAR on April 30, 2015 (Accession # 0001193125-15-162743).

If you have any questions, please contact me at (617) 662-3967.

Very truly yours,

/s/ Kristin Schantz
Kristin Schantz
Vice President and Counsel